Commitments, Guarantees, and Contingent Liabilities (Summary of Potential Future Payments, Book Value Recorded as Guarantee Liabilities of Guarantee Contracts Outstanding and Maturity of Longest Guarantee Contracts) (Detail) - JPY (¥)
¥ in Millions
	6 Months Ended	12 Months Ended
	Sep. 30, 2025	Mar. 31, 2025
Guarantor Obligations [Line Items]
Potential future payment	¥ 1,139,630	¥ 1,123,984
Book value of guarantee liabilities	14,100	12,276
Transferred loans
Guarantor Obligations [Line Items]
Potential future payment	550,686	543,453
Book value of guarantee liabilities	¥ 8,535	¥ 6,918
Maturity of the longest contract (Years)	2062	2062
Real estate loans
Guarantor Obligations [Line Items]
Potential future payment	¥ 3,214	¥ 8,408
Book value of guarantee liabilities	¥ 0	¥ 135
Maturity of the longest contract (Years)	2026	2048
Other
Guarantor Obligations [Line Items]
Potential future payment	¥ 15,411	¥ 13,261
Book value of guarantee liabilities	¥ 0	¥ 0
Maturity of the longest contract (Years)	2043	2044
Corporate loans
Guarantor Obligations [Line Items]
Potential future payment	¥ 570,319	¥ 558,862
Book value of guarantee liabilities	¥ 5,565	¥ 5,223
Maturity of the longest contract (Years)	2032	2031